MINERAL PROPERTIES, PLANT AND EQUIPMENT - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 769,462
Ending balance	3,565,905	$ 769,462
Right-of-use assets	121,642	3,502	$ 0
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,438,391	1,278,648
Alacler acquisitions	2,789,832
Additions	173,573	166,944
Disposals/removal of fully depreciated assets	(47,136)
Disposals		(15,853)
Change in reclamation and closure cost provision	10,187	8,652
Transfers	0	0
Ending balance	4,364,847	1,438,391
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(668,929)	(577,473)
Depletion and depreciation	(170,798)	(104,009)
Disposals/removal of fully depreciated assets	40,785
Disposals		12,553
Ending balance	(798,942)	(668,929)
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	287,970
Ending balance	1,243,256	287,970
Right-of-use assets	121,600	3,500
Plant and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	663,368	577,023
Alacler acquisitions	926,228
Additions	2,927	6,515
Disposals/removal of fully depreciated assets	(22,466)
Disposals		(12,457)
Change in reclamation and closure cost provision	0	0
Transfers	105,226	92,287
Ending balance	1,675,283	663,368
Plant and equipment | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(375,398)	(338,153)
Depletion and depreciation	(73,041)	(48,226)
Disposals/removal of fully depreciated assets	16,412
Disposals		10,981
Ending balance	(432,027)	(375,398)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	28,208
Ending balance	43,007	28,208
Construction in progress | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	28,208	44,859
Alacler acquisitions	26,874
Additions	104,475	75,636
Disposals/removal of fully depreciated assets	(297)
Disposals		0
Change in reclamation and closure cost provision	0	0
Transfers	(116,253)	(92,287)
Ending balance	43,007	28,208
Construction in progress | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Depletion and depreciation	0	0
Disposals/removal of fully depreciated assets	0
Disposals		0
Ending balance	0	0
Mineral properties subject to depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	245,847
Ending balance	1,109,701	245,847
Mineral properties subject to depreciation | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	539,378	463,548
Alacler acquisitions	882,742
Additions	55,477	42,373
Disposals/removal of fully depreciated assets	(24,373)
Disposals		(2,962)
Change in reclamation and closure cost provision	8,799	7,580
Transfers	14,593	28,839
Ending balance	1,476,616	539,378
Mineral properties subject to depreciation | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(293,531)	(239,320)
Depletion and depreciation	(97,757)	(55,783)
Disposals/removal of fully depreciated assets	24,373
Disposals		1,572
Ending balance	(366,915)	(293,531)
Mineral properties not yet subject to depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	80,296
Ending balance	225,528	80,296
Mineral properties not yet subject to depreciation | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	80,296	101,990
Alacler acquisitions	146,086
Additions	2,714	7,145
Disposals/removal of fully depreciated assets	0
Disposals		0
Change in reclamation and closure cost provision	0	0
Transfers	(3,568)	(28,839)
Ending balance	225,528	80,296
Mineral properties not yet subject to depreciation | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Depletion and depreciation	0	0
Disposals/removal of fully depreciated assets	0
Disposals		0
Ending balance	0	0
Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	127,141
Ending balance	944,413	127,141
Exploration and evaluation assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	127,141	91,228
Alacler acquisitions	807,902
Additions	7,980	35,275
Disposals/removal of fully depreciated assets	0
Disposals		(434)
Change in reclamation and closure cost provision	1,388	1,072
Transfers	2	0
Ending balance	944,413	127,141
Exploration and evaluation assets | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Depletion and depreciation	0	0
Disposals/removal of fully depreciated assets	0
Disposals		0
Ending balance	$ 0	$ 0